Note 3 - Going Concern	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Going Concern [Text Block]
3.	Going Concern:

At
June 30, 2019,
the Company had a working capital deficit of
$40,074
and cash and cash equivalents of
$2,654.

The Company expects to finance its working capital deficit with operational cash flow, debt or equity issuances, or a combination thereof and other sources such as funds from the Company's controlling shareholder and CEO, Mr. Pistiolis, if required. If the Company is unable to arrange debt or equity financing, it is probable that the Company may
also consider selling a vessel. Therefore, there is
no
substantial doubt about the Company's ability to continue as a going concern, within one
year after the date of this report. The accompanying condensed consolidated financial statements do not
include any adjustments relating to the recoverability and classification of recorded assets and liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.